Fair value of financial instruments - Balances and Levels of Assets Measured at Fair Value on Nonrecurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial assets:
Collateral dependent loans		$ 23,810
Fair Value, Measurements, Nonrecurring
Financial assets:
Other real estate owned	$ 6,662	9,774
Collateral dependent loans	18,560	10,691
Fair Value, Measurements, Nonrecurring | Commercial and industrial
Financial assets:
Collateral dependent loans	1,728	6,481
Fair Value, Measurements, Nonrecurring | Construction
Financial assets:
Collateral dependent loans	3,877
Fair Value, Measurements, Nonrecurring | Residential real estate | 1-to-4 family mortgage
Financial assets:
Collateral dependent loans	226	378
Fair Value, Measurements, Nonrecurring | Residential real estate | Residential line of credit
Financial assets:
Collateral dependent loans	1,174	321
Fair Value, Measurements, Nonrecurring | Commercial real estate | Owner occupied
Financial assets:
Collateral dependent loans		951
Fair Value, Measurements, Nonrecurring | Commercial real estate | Non-owner occupied
Financial assets:
Collateral dependent loans	3,391	2,560
Fair Value, Measurements, Nonrecurring | Consumer and other
Financial assets:
Collateral dependent loans	8,164
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1)
Financial assets:
Other real estate owned	0	0
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Commercial and industrial
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Construction
Financial assets:
Collateral dependent loans	0
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Residential real estate | 1-to-4 family mortgage
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Residential real estate | Residential line of credit
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Commercial real estate | Owner occupied
Financial assets:
Collateral dependent loans		0
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Commercial real estate | Non-owner occupied
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Quoted prices in active markets for identical assets (liabilities) (level 1) | Consumer and other
Financial assets:
Collateral dependent loans	0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2)
Financial assets:
Other real estate owned	0	0
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2) | Commercial and industrial
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2) | Construction
Financial assets:
Collateral dependent loans	0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2) | Residential real estate | 1-to-4 family mortgage
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2) | Residential real estate | Residential line of credit
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2) | Commercial real estate | Owner occupied
Financial assets:
Collateral dependent loans		0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2) | Commercial real estate | Non-owner occupied
Financial assets:
Collateral dependent loans	0	0
Fair Value, Measurements, Nonrecurring | Significant other observable inputs (level 2) | Consumer and other
Financial assets:
Collateral dependent loans	0
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3)
Financial assets:
Other real estate owned	6,662	9,774
Collateral dependent loans	18,560	10,691
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Commercial and industrial
Financial assets:
Collateral dependent loans	1,728	6,481
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Construction
Financial assets:
Collateral dependent loans	3,877
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Residential real estate | 1-to-4 family mortgage
Financial assets:
Collateral dependent loans	226	378
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Residential real estate | Residential line of credit
Financial assets:
Collateral dependent loans	1,174	321
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Commercial real estate | Owner occupied
Financial assets:
Collateral dependent loans		951
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Commercial real estate | Non-owner occupied
Financial assets:
Collateral dependent loans	3,391	$ 2,560
Fair Value, Measurements, Nonrecurring | Significant unobservable inputs (level 3) | Consumer and other
Financial assets:
Collateral dependent loans	$ 8,164